Note 16 - Commitments and Contingencies - Future Minimum Lease Payments under Non-cancelable Operating Leases (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
2018	¥ 40,450
2019	31,721
2020	21,156
2021	8,443
2022	4,521
Total	¥ 106,291